LEASES - Schedule of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 1,164
2021	1,323
2022	740
2023	579
2024	593
2025	608
2026	623
2027	639
2028	655
2029	671
2030	401
Total undiscounted lease payments	7,996
Less: Interest	(257)
Total operating lease liabilities	$ 7,739